Bank credit lines, loan facilities and notes (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Debt Outstanding
The Company had the following debt outstanding as of December 31, 2025, December 31, 2024 and December 31, 2023:

		Interest rate as of			Principal amount as of
	Maturity Date	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2025	December 31, 2024	December 31, 2023
					(in thousands)
Senior Secured Term Loan	July 2028	5.672%	6.329%	7.860%	$916,688	$946,450	$3,251,213
Senior Secured Notes (the “2026 Notes”)	July 2026	2.875%	2.875%	2.875%	500,000	500,000	500,000
Senior Secured Revolving Loan		—	—	6.720%	—	—	55,000
Senior Secured Notes (the “2027 Notes”)*	May 2027	5.809%	5.809%	—	750,000	750,000	—
Senior Secured Notes (the “2029 Notes”)*	May 2029	5.849%	5.849%	—	750,000	750,000	—
Senior Secured Notes (the “2034 Notes”)*	May 2034	6.000%	6.000%	—	500,000	500,000	—
Total debt					3,416,688	3,446,450	3,806,213
Less current portion of debt					(529,762)	(29,762)	(110,150)
Total long-term debt					2,886,926	3,416,688	3,696,063
Less debt issuance costs and debt discount					(14,310)	(20,290)	(30,624)
Total long-term debt, net					$2,872,616	$3,396,398	$3,665,439
*Issued May 8, 2024
During the year ended December 31, 2025, the Company drew down $50.0 million, (December 31, 2024: $318.0 million; December 31, 2023: $370.0 million) of the senior secured revolving loan facility and repaid $50.0 million (December 31, 2024: $373.0 million; December 31, 2023: $315.0 million) as shown below.

As at December 31, 2025, $nil (December 31, 2024: $nil; December 31, 2023: $55.0 million), was drawn under the senior secured revolving loan facility.

	Drawdown	Repayment	Closing Balance
	(in thousands)
Quarter 1, 2023	$180,000	$(100,000)	$80,000
Quarter 2, 2023	50,000	(80,000)	50,000
Quarter 3, 2023	75,000	(50,000)	75,000
Quarter 4, 2023	65,000	(85,000)	55,000
Total drawdown / (repayments) in 2023	370,000	(315,000)
Quarter 1, 2024	50,000	(55,000)	50,000
Quarter 2, 2024	143,000	(193,000)	—
Quarter 3, 2024	50,000	(50,000)	—
Quarter 4, 2024	75,000	(75,000)	—
Total drawdown / (repayments) in 2024	318,000	(373,000)
Quarter 1, 2025	50,000	(50,000)	—
Quarter 2, 2025	—	—	—
Quarter 3, 2025	—	—	—
Quarter 4, 2025	—	—	—
Total drawdown / (repayments) in 2025	$50,000	$(50,000)

Schedule of Financing Costs

	Year ended
	December 31, 2025	December 31, 2024	December 31, 2023
	(in thousands)
Interest expense on drawn facilities	$188,109	$206,198	$311,019
Amortization of merger related financing fees	5,980	23,533	16,402
Other financing costs*	3,401	7,506	9,278
Total financing costs	$197,490	$237,237	$336,699
*Includes costs associated with the senior secured revolving loan facility.

Schedule of Contractual Maturities of Debt Obligations
As of December 31, 2025, the contractual maturities of the Company's debt obligations were as follows:

Maturities of debt:	(in thousands)
2026	$529,762
2027	779,762
2028	857,164
2029	750,000
2030 and thereafter	500,000
Total	$3,416,688

Schedule of Principal Repayments
Principal repayments on the senior secured term loan, comprising mandatory and voluntary repayments, during the years ended December 31, 2025, December 31, 2024 and December 31, 2023 were as follows:

Principal repayments	December 31, 2025	December 31, 2024	December 31, 2023
	(in thousands)
Quarter 1	$(7,440)	$(275,000)	$(250,000)
Quarter 2	(7,441)	(2,014,882)	(150,000)
Quarter 3	(7,440)	(7,441)	(300,000)
Quarter 4	(7,441)	(7,440)	(250,000)
Total repayments	$(29,762)	$(2,304,763)	$(950,000)